Discontinued operations - Summary of Carrying Values and Estimated Fair Values of Assets and Liabilities, Excluding Assets and Liabilities Which are Carried at Fair Value on a Recurring Basis (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	€ 76,766	€ 155,188
Fair value	75,557	160,187
Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value	49,452
Mortgage loans [member] | Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	10,441	39,991
Fair value	9,245	44,366
Mortgage loans [member] | Financial assets at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	31,430
Fair value	28,477
Private loans [member] | Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	27	4,883
Fair value	15	5,491
Private loans [member] | Financial assets at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	4,484
Fair value	3,966
Other loans [member] | Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	2,088	1,949
Fair value	2,088	1,949
Other loans [member] | Financial assets at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial assets	3
Fair value	3
Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial liabilities	4,051	9,661
Total estimated fair value	4,114	10,171
Borrowings [member] | Financial liabilities at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial liabilities	5,227
Total estimated fair value	4,920
Investment contract [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial liabilities	10,485	21,573
Total estimated fair value	9,410	20,861
Investment contract [member] | Financial liabilities at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Financial liabilities	12,179
Total estimated fair value	11,826
Level III [member] | Mortgage loans [member] | Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value	9,244	44,366
Level III [member] | Mortgage loans [member] | Financial assets at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value	28,477
Level III [member] | Private loans [member] | Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value		5,457
Level III [member] | Private loans [member] | Financial assets at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value	3,966
Level III [member] | Other loans [member] | Financial assets at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value		5
Level III [member] | Other loans [member] | Financial assets at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Fair value	3
Level III [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Total estimated fair value		5,773
Level III [member] | Borrowings [member] | Financial liabilities at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Total estimated fair value	4,920
Level III [member] | Investment contract [member] | Financial liabilities at amortised cost, category [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Total estimated fair value	9,410	€ 20,861
Level III [member] | Investment contract [member] | Financial liabilities at amortised cost, category [member] | Discontinued operations [member]
Disclosure Of Detailed Information About Carrying Amounts And Fair Values Of Financial Assets And Financial Liabilities Relating to Discontinued Operations [Line Items]
Total estimated fair value	€ 11,826